SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($) shares	Mar. 30, 2023 shares	Jan. 13, 2023 shares	Jan. 10, 2023 shares	Dec. 31, 2022 USD ($) shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares authorised | shares				200,000,000				200,000,000
Value of Shares authorised | $				$ 4,800				$ 4,800
Number of shares outstanding | shares		805,785
Issued capital | ¥		¥ 1,288
Number of shares issued | shares				854,139	5,681,820	1,234,568	1,625,000
Value of shares issued | ¥		1,486
Conversion of Long-term notes into common shares | shares				2,275
Conversion of Long-term notes into common shares | ¥		4
Issuance of new shares share based compensation to employee, value | ¥		¥ 28,509	¥ 1,025
Number of shares outstanding at end of period | shares	[1]	2,095,182
Issed capital | ¥	[1]	¥ 3,532
Chief executive officer and chief financial officer [member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Issuance of new shares share based compensation to employee, shares | shares				53,262
Issuance of new shares share based compensation to employee, value | ¥		93
Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Issuance of new shares share based compensation to employee, shares | shares				168,000
Issuance of new shares share based compensation to employee, value | ¥		292
Employee [member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Issuance of new shares share based compensation to employee, shares | shares				211,721
Issuance of new shares share based compensation to employee, value | ¥		¥ 369

[1]	The number of shares reflected the one-for-ten reverse split effective on September 18, 2023.